Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Feb. 22, 2021	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Dec. 17, 2015	Nov. 30, 2015	Aug. 31, 2015	May 31, 2015
C000005536
Account Value [Line Items]
Account Value	$ 12,181	$ 12,054	$ 11,878	$ 11,785	$ 11,484	$ 11,389	$ 11,209	$ 11,039	$ 10,976	$ 10,845	$ 10,746	$ 10,874	$ 10,963	$ 11,161	$ 11,320	$ 11,383	$ 11,374	$ 11,360		$ 11,296	$ 11,227	$ 11,013	$ 10,999	$ 10,822	$ 10,781	$ 10,645	$ 10,483	$ 10,351	$ 10,333	$ 10,272	$ 10,241	$ 10,259	$ 10,279	$ 10,212	$ 10,168	$ 10,126	$ 10,149	$ 10,068	$ 9,986		$ 9,990	$ 9,974	$ 10,000
C000005537
Account Value [Line Items]
Account Value	11,873	11,759	11,596	11,514	11,230	11,145	10,978	10,820	10,767	10,646	10,553	10,685	10,779	10,981	11,145	11,192	11,216	11,188		11,157	11,097	10,894	10,866	10,700	10,669	10,538	10,365	10,264	10,232	10,203	10,158	10,184	10,210	10,173	10,116	10,081	10,113	10,060	9,964		9,976	9,988	10,000
C000166333
Account Value [Line Items]
Account Value	618,051	612,700	603,540	598,619	583,173	576,866	567,593	560,035	556,668	549,860	544,691	549,733	554,083	565,064	572,938	574,793	574,251	573,436		570,104	567,639	556,714	554,699	545,662	543,484	537,641	528,222	521,440	520,411	517,220	515,529	516,283	517,127	514,749	511,307	509,081	510,175	505,905	500,608	$ 500,000
C000225824
Account Value [Line Items]
Account Value	10,937	10,810	10,640	10,544	10,263	10,166	9,994	9,831	9,763	9,636	9,537	9,639	9,707	9,871	10,000	10,045	10,026	10,003	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,596	11,629	11,507	11,522	10,995	10,991	10,767	10,738	10,854	10,637	10,641	10,868	11,091	11,782	12,209	12,283	12,085	12,102		12,351	12,293	12,134	11,937	11,513	11,546	11,090	10,689	10,391	10,480	10,423	10,360	10,533	10,591	10,462	10,308	10,205	10,539	10,299	10,164		9,988	9,945	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,596	11,629	11,507	11,522	10,995	10,991	10,767	10,738	10,854	10,637	10,641	10,868	11,091	11,782	12,209	12,283	12,085	12,102		12,351	12,293	12,134	11,937	11,513	11,546	11,090	10,689	10,391	10,480	10,423	10,360	10,533	10,591	10,462	10,308	10,205	10,539	10,299	10,164		9,988	9,945	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	581,674	583,356	577,232	577,980	551,565	551,334	540,100	538,674	544,457	533,580	533,802	545,179	556,379	591,041	612,437	616,133	606,223	607,093		619,583	616,653	608,687	598,808	577,518	579,161	556,308	536,169	521,267	525,686	522,844	519,696	528,358	531,261	524,810	517,084	511,904	528,657	516,654	509,869	500,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	9,571	9,598	9,498	9,510	9,075	9,071	8,887	8,863	8,958	8,779	8,783	8,970	9,154	9,725	10,077	10,138	9,975	9,989	10,000
Bloomberg 1-3 Year U.S. Government/Credit Bond Index
Account Value [Line Items]
Account Value	11,926	11,797	11,637	11,568	11,266	11,178	11,043	10,887	10,847	10,688	10,662	10,719	10,823	10,964	11,108	11,163	11,161	11,144		11,134	11,120	11,073	10,933	10,758	10,727	10,589	10,424	10,287	10,253	10,211	10,167	10,200	10,238	10,195	10,154	10,112	10,146	10,094	10,051		10,003	9,996	10,000
Bloomberg 1-3 Year U.S. Government/Credit Bond Index
Account Value [Line Items]
Account Value	11,926	11,797	11,637	11,568	11,266	11,178	11,043	10,887	10,847	10,688	10,662	10,719	10,823	10,964	11,108	11,163	11,161	11,144		11,134	11,120	11,073	10,933	10,758	10,727	10,589	10,424	10,287	10,253	10,211	10,167	10,200	10,238	10,195	10,154	10,112	10,146	10,094	10,051		$ 10,003	$ 9,996	$ 10,000
Bloomberg 1-3 Year U.S. Government/Credit Bond Index
Account Value [Line Items]
Account Value	597,055	590,633	582,607	579,143	564,038	559,612	552,879	545,066	543,074	535,102	533,800	536,653	541,862	548,904	556,141	558,889	558,793	557,939		$ 557,419	$ 556,720	$ 554,359	$ 547,343	$ 538,611	$ 537,040	$ 530,120	$ 521,852	$ 515,007	$ 513,327	$ 511,194	$ 509,027	$ 510,683	$ 512,539	$ 510,397	$ 508,347	$ 506,252	$ 507,963	$ 505,374	$ 503,216	$ 500,000
Bloomberg 1-3 Year U.S. Government/Credit Bond Index
Account Value [Line Items]
Account Value	$ 10,696	$ 10,581	$ 10,437	$ 10,375	$ 10,105	$ 10,025	$ 9,905	$ 9,765	$ 9,729	$ 9,586	$ 9,563	$ 9,614	$ 9,707	$ 9,833	$ 9,963	$ 10,012	$ 10,011	$ 9,995	$ 10,000